Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS computations for our common stock

The basic and diluted EPS computations for our ordinary shares are calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2020	2019
Basic/Diluted EPS
Net loss available to common stockholders	$(74,001)	$(59,260)
Basic and diluted weighted-average number of ordinary shares outstanding	343,129,833	217,526,426
Basic and diluted EPS	$(0.22)	$(0.27)

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2019	2018	2017
Basic/Diluted EPS
Loss available to common stockholders	$(210,977)	$(242,162)	$(263,930)

Basic and diluted weighted-average number of common shares outstanding	273,883,342	217,472,870	216,848,866

Basic and diluted EPS	$(0.77)	$(1.11)	$(1.22)